Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Reconciliation of income tax expense

As at December 31, 2011, Deferred and receivable income taxes include a net deferred income tax asset of $46 million ($53 million as at December 31, 2010) and an income tax receivable of $76 million (nil as at December 31, 2010).

       The Company's consolidated effective income tax rate differs from the Canadian, or domestic, statutory Federal tax rate. The effective tax rate is affected by recurring items such as tax rates in provincial, U.S. federal, state and other foreign jurisdictions and the proportion of income earned in those jurisdictions. The effective tax rate is also affected by discrete items such as income tax rate enactments and lower tax rates on capital dispositions that may occur in any given year. The reconciliation of income tax expense is as follows:

In millions	Year ended December 31,	2011	2010	2009

Federal tax rate		16.5%	18.0%	19.0%

Income tax expense at the statutory Federal tax rate		$(554)	$(518)	$(430)

Income tax (expense) recovery resulting from:
Provincial and foreign taxes		(360)	(308)	(213)
Deferred income tax adjustments due to rate enactments		(40)	-	126
Gain on disposals		62	32	42
Other (1)		(7)	22	68
Income tax expense		$(899)	$(772)	$(407)
Cash payments for income taxes		$482	$214	$245
(1)	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis

       The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2011	2010	2009

Income before income taxes
Domestic		$2,464	$2,052	$1,738
Foreign		892	824	523
		$3,356	$2,876	$2,261

Current income tax expense
Domestic		$(340)	$(306)	$(244)
Foreign		(28)	(48)	(25)
		$(368)	$(354)	$(269)

Deferred income tax expense
Domestic		$(288)	$(248)	$(58)
Foreign		(243)	(170)	(80)
		$(531)	$(418)	$(138)

Significant components of deferred income tax assets and liabilities

Significant components of deferred income tax assets and liabilities are as follows:

In millions	December 31,	2011	2010

Deferred income tax assets
Pension liability		$226	$-
Personal injury claims and other reserves		134	155
Other postretirement benefits liability		85	88
Net operating losses and tax credit carryforwards (1)		5	11
Total deferred income tax assets		450	254
Deferred income tax liabilities
Properties		5,618	5,129
Net pension asset		-	41
Other		119	183
Total deferred income tax liabilities		5,737	5,353
Total net deferred income tax liability		$5,287	$5,099

Total net deferred income tax liability
Domestic		$2,046	$2,162
Foreign		3,241	2,937
		$5,287	$5,099
Total net deferred income tax liability		$5,287	$5,099
Net current deferred income tax asset		46	53
Net noncurrent deferred income tax liability		$5,333	$5,152
(1)	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2031.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions

The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2011	2010	2009

Gross unrecognized tax benefits at beginning of year		$57	$83	$79
Increases for:
Tax positions related to the current year		1	4	11
Tax positions related to prior years		11	5	4

Decreases for:
Tax positions related to prior years		-	(31)	(2)
Settlements		(21)	-	(2)
Lapse of the applicable statute of limitations		(2)	(4)	(7)
Gross unrecognized tax benefits at end of year		$46	$57	$83
Adjustments to reflect tax treaties and other arrangements		(11)	(27)	(46)
Net unrecognized tax benefits at end of year		$35	$30	$37